Prospectus Supplement

October 7, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Emerging Markets Equity Portfolio (Class I)
Emerging Markets Equity Portfolio (Class II)

Effective immediately, the fourth paragraph in the section of the Prospectus entitled "Details of the Fund—Emerging Markets Equity Portfolio—Process" is deleted in its entirety and replaced with the following:

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets, core business operations and/or employees in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be located in more than one country.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 7, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2021

Emerging Markets Equity Portfolio (Class I)
Emerging Markets Equity Portfolio (Class II)

Effective immediately, the seventh paragraph in the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Foreign Securities" is deleted in its entirety and replaced with the following:

Unless otherwise noted in the Prospectus, the Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Also effective immediately, the third sentence in the first paragraph in the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Emerging Market Securities" is deleted in its entirety and replaced with the following:

Unless otherwise noted in the Prospectus, an emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country; or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.